Fair Value Measurements and Hedging (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Derivative Instruments

Counterparty	Trading Date	Inception	Maturity	Fixed Interest Rate	Notional amount as of inception	Notional amount as of December 31, 2020
ING	Mar-20	29 March 2020	29 March 2026	0.7000%	$ 29,960	$ 28,355
DNB	Mar-20	30 March 2020	28 September 2023	0.6370%	$ 128,913	$ 74,442
SEB	Mar-20	30 March 2020	28 September 2023	0.6320%	$ 51,565	$ 29,819
ING	Mar-20	2 April 2020	2 October 2025	0.7000%	$ 39,375	$ 37,500
ING	Mar-20	3 April 2020	3 April 2023	0.6750%	$ 16,157	$ 15,536
SEB	Mar-20	30 April 2020	30 January 2025	0.7270%	$ 58,885	$ 56,179
Citi	Jun-20	30 July 2020	18 October 2023	0.3300%	$ 104,450	$ 100,800
Citi	Jun-20	10 August 2020	10 May 2024	0.3510%	$ 56,075	$ 54,777
Citi	Jun-20	22 June 2020	20 December 2023	0.3380%	$ 94,538	$ 87,878
Citi	Jun-20	29 June 2020	28 August 2023	0.3280%	$ 56,915	$ 52,635
Citi	Jun-20	21 July 2020	21 July 2023	0.3250%	$ 99,816	$ 97,598
Citi	Jun-20	28 August 2020	28 May 2024	0.3520%	$ 31,350	$ 30,620
Citi	Jun-20	1 September 2020	1 March 2024	0.3430%	$ 33,390	$ 32,772
ING July 20	Jul-20	6 July 2020	6 July 2026	0.3700%	$ 70,000	$ 67,083
Pireaus Bank	Jul-20	6 July 2020	6 July 2025	0.3880%	$ 50,350	$ 49,250
Alpha Bank	Aug-20	6 July 2020	7 July 2025	0.3200%	$ 35,000	$ 34,000

F-53

Fair Value Measurements and Hedging - Derivative instruments effect on statement of operations (Table)

	Years ended December 31,
	2018	2019	2020
Consolidated Statement of Operations
Gain/(loss) on interest rate swaps, net
Unrealized gain/(loss) after de-designation of accounting hedging relationship (April 1, 2015)	$140	$-	$-
Realized gain/(loss) after de-designation of accounting hedging relationship (April 1, 2015)	(141)	-	-
Write-off of unrealized losses related to forecasted transactions which are no longer considered probable reclassified from other comprehensive income/(loss)	708	-	-
Total Gain/(loss) on interest rate swaps, net	$707	$-	$-

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 9)	3	-	(848)
Total Gain/(loss) recognized	$3	$-	$(848)

Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on forward freight agreements and freight options	(599)	6,043	(5,995)
Realized gain/(loss) on bunker swaps	1,491	(1,386)	20,856
Unrealized gain/(loss) on forward freight agreements and freight options	520	(321)	(430)
Unrealized gain/(loss) on bunker swaps	(1,859)	75	1,725
Total Gain/(loss) recognized	$(447)	$4,411	$16,156

Fair Value Measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table)

Quoted Prices in Active Markets for Identical Assets (Level 1)
		December 31, 2019		December 31, 2020
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Freight derivatives - current	Derivatives, current asset portion	$ 216	-	-	-
Total		$ 216	-	-	-
LIABILITIES
Freight derivatives - current	Derivatives, current liability portion	-	-	$ 212	-
Bunker swaps - current	Derivatives, current liability portion	1,724	-	$ -	-
Total		1,724	-	$ 212	-

Certain of the Company’s derivative financial instruments discussed above require the Company to periodically post additional collateral depending on the level of any open position under such financial instruments, which as of December 31, 2019 and 2020 amounted to $407 and $895, respectively, and are included within “Restricted cash, current” in the consolidated balance sheets.

The carrying values of temporary cash investments, restricted cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and bareboat leases (Level 2), bearing interest at variable interest rates, approximates their recorded values as of December 31, 2020, due to the variable interest rate nature thereof. The fair value of the DSF $55,000 Facility, measured through level 2 inputs (such as interest rate curves) is $53,973, which is $1,088 higher than the loan’s book value of $52,885.

The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2019 and 2020, based on Level 2 observable market based inputs or unobservable inputs that are corroborated by market data.

		Significant Other Observable Inputs (Level 2)
		December 31, 2019		December 31, 2020
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
LIABILITIES
Interest rate swaps - current	Derivatives, current liability portion	$ -	-	$ -	1,727
Interest rate swaps - non-current	Derivatives, non-current liability portion	$ -	-	$ -	2,265
Total		$ -	-	$ -	3,992

Fair Value Measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table)

		Significant Other Observable Inputs (Level 2)
		December 31, 2019		December 31, 2020
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
LIABILITIES
Interest rate swaps - current	Derivatives, current liability portion	$ -	-	$ -	1,727
Interest rate swaps - non-current	Derivatives, non-current liability portion	$ -	-	$ -	2,265
Total		$ -	-	$ -	3,992

Fair Value Measurements and Hedging - Fair value measurements on a nonrecurring basis (Table)

Long-lived assets held and used	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Impairment loss
	(Level 1)	(Level 2)	(Level 3)
Held for sale	$ -	$ 5,949	$ -	$ 1,606
Vessels, net	$ -	$ 14,893	$ -	$ 16,178
TOTAL	$ -	$ 20,842	$ -	$ 17,784

F-56

The table following table summarizes the valuation of these assets measured at fair value on a non-recurring basis as of December 31, 2019:

Long-lived assets held and used	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Impairment loss
	(Level 1)	(Level 2)	(Level 3)
Vessels, net	$ -	$ 24,475	$ -	$ 3,411
TOTAL	$ -	$ 24,475	$ -	$ 3,411